RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Schedule of Distributions
The following table presents distributions paid by the OLP during the nine months ended September 30, 2018, to our General Partner and its affiliate, representing the noncontrolling interest in the Series EA, and to us, as the holders of the Series EA general partner interests and certain limited partner interests.

Distribution Declaration Date	Distribution Payment Date	Amount Paid to EEP	Amount Paid to noncontrolling Interest	Total Series EA Distribution
		(in millions)
July 25, 2018	August 14, 2018	$26	$38	$64
April 27, 2018	May 15, 2018	32	47	79
January 31, 2018	February 14, 2018	34	50	84
		$92	$135	$227
The following table presents distributions paid by DakTex during the nine months ended September 30, 2018, to our General Partner and its affiliate, representing the noncontrolling interest in Class A units of DakTex, and to us, as the holders of the remaining Class A units of DakTex.

Distribution Declaration Date	Distribution Payment Date	Amount Paid to EEP	Amount Paid to noncontrolling Interest	Total DakTex Distribution
		(in millions)
September 27, 2018	September 27, 2018	$13	$41	$54
June 28, 2018	June 28, 2018	$11	$35	$46
April 6, 2018	April 6, 2018	12	38	50
		$36	$114	$150
The following table presents distributions paid by the OLP during the nine months ended September 30, 2018, to our General Partner and its affiliate, representing the noncontrolling interest in the Series ME, and to us, as the holders of the Series ME general partner and certain limited partner interests.

Distribution Declaration Date	Distribution Payment Date	Amount Paid to EEP	Amount Paid to noncontrolling Interest	Total Series ME Distribution
		(in millions)
July 25, 2018	August 14, 2018	$11	$31	$42
April 27, 2018	May 15, 2018	13	40	53
January 31, 2018	February 14, 2018	15	44	59
		$39	$115	$154